Basis of preparation and changes in the Group’s accounting policy information and disclosure (Details Narrative)	6 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Description of foreign currency adjustment	Translations of the unaudited interim condensed consolidated statement of financial position, unaudited interim condensed consolidated statement of profit or loss, unaudited interim condensed consolidated statements of comprehensive income/(loss) and unaudited interim condensed consolidated statement of cash flows from HK$ into US Dollar (“US$”) as of and for the six-month ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of HK$7.8499 = US$1, as the prevailing rate as of June 30, 2025 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realised or settled into US$ at that rate on June 30, 2025, or at any other rate.
HKD [member]
IfrsStatementLineItems [Line Items]
Exchange rate	7.8499